Schedule of investments
Delaware Fund for Income
December 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.13%
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	575,000	$564,408
Total Convertible Bond (cost $559,022)		564,408

Corporate Bonds — 89.21%
Banking — 2.36%
Barclays 6.125% μ, ψ	2,125,000	2,295,057
Deutsche Bank 6.00% μ, ψ	1,600,000	1,608,000
Natwest Group 8.625% μ, ψ	3,215,000	3,344,018
Popular 6.125% 9/14/23	2,593,000	2,809,891
		10,056,966
Basic Industry — 10.17%
Allegheny Technologies
5.875% 12/1/27	825,000	869,859
7.875% 8/15/23	2,480,000	2,720,424

Avient 144A 5.75% 5/15/25 #	3,047,000	3,241,246
Blue Cube Spinco 10.00% 10/15/25	775,000	821,500
Chemours 144A 5.75% 11/15/28 #	1,995,000	2,038,641
First Quantum Minerals
144A 6.875% 10/15/27 #	1,270,000	1,379,538
144A 7.25% 4/1/23 #	1,750,000	1,806,350
144A 7.50% 4/1/25 #	2,005,000	2,090,213

Freeport-McMoRan 5.45% 3/15/43	2,545,000	3,173,259
GrafTech Finance 144A 4.625% 12/15/28 #	590,000	598,874
Hudbay Minerals
144A 6.125% 4/1/29 #	970,000	1,047,600
144A 7.625% 1/15/25 #	550,000	572,344

Joseph T Ryerson & Son 144A 8.50% 8/1/28 #	689,000	781,584
Kraton Polymers 144A 7.00% 4/15/25 #	2,275,000	2,396,712
LBM Acquisition 144A 6.25% 1/15/29 #	790,000	823,342
M/I Homes 4.95% 2/1/28	2,781,000	2,952,518
Mattamy Group
144A 4.625% 3/1/30 #	655,000	695,427
144A 5.25% 12/15/27 #	1,870,000	1,983,369
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
New Gold
144A 6.375% 5/15/25 #	164,000	$171,688
144A 7.50% 7/15/27 #	775,000	858,797
Novelis
144A 4.75% 1/30/30 #	560,000	604,374
144A 5.875% 9/30/26 #	897,000	938,486

Olin 5.00% 2/1/30	1,090,000	1,163,373
PowerTeam Services 144A 9.033% 12/4/25 #	3,820,000	4,259,720
Tronox 144A 6.50% 4/15/26 #	1,580,000	1,647,150
WESCO Distribution 144A 7.25% 6/15/28 #	520,000	592,121
White Cap Buyer 144A 6.875% 10/15/28 #	2,980,000	3,183,012
		43,411,521
Capital Goods — 5.80%
ARD Finance PIK 144A 6.50% 6/30/27 #, >	1,975,000	2,110,781
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	1,350,000	1,418,594
ATS Automation Tooling Systems 144A 4.125% 12/15/28 #	785,000	800,700
Bombardier
144A 7.50% 12/1/24 #	1,950,000	1,875,461
144A 7.875% 4/15/27 #	530,000	488,114

Granite US Holdings 144A 11.00% 10/1/27 #	1,910,000	2,129,650
Griffon 5.75% 3/1/28	2,280,000	2,414,953
Reynolds Group Issuer 144A 4.00% 10/15/27 #	2,105,000	2,160,256
Spirit AeroSystems 144A 5.50% 1/15/25 #	2,115,000	2,233,757
Terex 144A 5.625% 2/1/25 #	1,185,000	1,222,920
Titan Acquisition 144A 7.75% 4/15/26 #	800,000	830,000
TransDigm
144A 6.25% 3/15/26 #	3,200,000	3,412,016
144A 8.00% 12/15/25 #	405,000	448,574

Vertical Holdco 144A 7.625% 7/15/28 #	1,930,000	2,107,319
Welbilt 9.50% 2/15/24	1,061,000	1,098,576
		24,751,671

NQ-QIV [12/20] 2/21 (1511477)    1

Schedule of investments
Delaware Fund for Income (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 10.08%
Altice Financing 144A 5.00% 1/15/28 #	1,445,000	$1,482,498
Altice France Holding 144A 6.00% 2/15/28 #	6,365,000	6,457,834
C&W Senior Financing 144A 6.875% 9/15/27 #	2,771,000	2,996,476
Cablevision Lightpath
144A 3.875% 9/15/27 #	1,460,000	1,470,950
144A 5.625% 9/15/28 #	765,000	801,816
CenturyLink
144A 4.50% 1/15/29 #	1,195,000	1,218,153
144A 5.125% 12/15/26 #	2,160,000	2,284,016

Cincinnati Bell 144A 7.00% 7/15/24 #	1,450,000	1,512,517
Connect Finco 144A 6.75% 10/1/26 #	3,855,000	4,157,887
Frontier Communications
144A 5.875% 10/15/27 #	1,180,000	1,278,088
144A 6.75% 5/1/29 #	1,875,000	2,009,766

LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	1,375,000	1,481,562
Level 3 Financing 144A 4.25% 7/1/28 #	2,385,000	2,452,972
Sprint
7.625% 3/1/26	1,325,000	1,646,591
7.875% 9/15/23	2,745,000	3,181,592

Sprint Capital 8.75% 3/15/32	815,000	1,291,266
T-Mobile USA 6.00% 4/15/24	1,875,000	1,900,331
Windstream Escrow 144A 7.75% 8/15/28 #	1,688,000	1,702,981
Zayo Group Holdings 144A 6.125% 3/1/28 #	3,500,000	3,707,270
		43,034,566
Consumer Cyclical — 7.28%
Adient Global Holdings 144A 4.875% 8/15/26 #	260,000	267,475
Allison Transmission 144A 5.875% 6/1/29 #	1,810,000	2,007,046
Boyd Gaming 4.75% 12/1/27	2,260,000	2,352,231
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Caesars Entertainment
144A 6.25% 7/1/25 #	1,290,000	$1,375,469
144A 8.125% 7/1/27 #	1,095,000	1,213,619

Carnival 144A 7.625% 3/1/26 #	2,115,000	2,308,237
Ford Motor
8.50% 4/21/23	1,580,000	1,784,096
9.00% 4/22/25	490,000	602,766
Ford Motor Credit
3.37% 11/17/23	1,205,000	1,230,353
3.375% 11/13/25	1,145,000	1,173,980
4.125% 8/17/27	1,115,000	1,169,356
4.542% 8/1/26	1,205,000	1,287,844
5.584% 3/18/24	1,085,000	1,171,800

General Motors Financial 5.70% μ, ψ	775,000	856,375
L Brands
144A 6.875% 7/1/25 #	965,000	1,049,235
6.875% 11/1/35	647,000	727,471
144A 9.375% 7/1/25 #	890,000	1,095,812

MGM Resorts International 4.75% 10/15/28	2,985,000	3,205,129
Scientific Games International
144A 7.25% 11/15/29 #	1,000,000	1,099,190
144A 8.25% 3/15/26 #	1,723,000	1,859,642

Six Flags Entertainment 144A 4.875% 7/31/24 #	1,310,000	1,315,921
Stars Group Holdings 144A 7.00% 7/15/26 #	825,000	869,859
Station Casinos 144A 5.00% 10/1/25 #	1,065,000	1,079,298
		31,102,204
Consumer Non-Cyclical — 4.69%
Energizer Holdings 144A 4.375% 3/31/29 #	1,705,000	1,768,119
JBS USA LUX 144A 5.50% 1/15/30 #	3,475,000	3,997,153
Kraft Heinz Foods
5.00% 7/15/35	1,055,000	1,279,364
5.20% 7/15/45	1,765,000	2,098,761

Pilgrim's Pride 144A 5.875% 9/30/27 #	2,325,000	2,524,625
Post Holdings
144A 5.50% 12/15/29 #	1,325,000	1,447,596
144A 5.75% 3/1/27 #	1,150,000	1,219,719

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(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Spectrum Brands
144A 5.00% 10/1/29 #	2,455,000	$2,642,562
144A 5.50% 7/15/30 #	575,000	620,641

United Natural Foods 144A 6.75% 10/15/28 #	2,340,000	2,451,103
		20,049,643
Energy — 10.75%
Apache
4.75% 4/15/43	1,333,000	1,384,640
4.875% 11/15/27	1,015,000	1,077,423
CNX Resources
144A 6.00% 1/15/29 #	2,165,000	2,222,069
144A 7.25% 3/14/27 #	1,010,000	1,081,983

Continental Resources 3.80% 6/1/24	2,135,000	2,203,053
Crestwood Midstream Partners 6.25% 4/1/23	2,175,000	2,184,516
DCP Midstream Operating 5.125% 5/15/29	3,050,000	3,387,970
EQM Midstream Partners 144A 6.50% 7/1/27 #	1,535,000	1,730,636
Genesis Energy
6.50% 10/1/25	1,600,000	1,559,000
8.00% 1/15/27	500,000	498,750

Murphy Oil 5.875% 12/1/27	3,400,000	3,352,196
NuStar Logistics
5.625% 4/28/27	1,650,000	1,761,070
6.00% 6/1/26	1,259,000	1,363,780
6.375% 10/1/30	2,368,000	2,686,910
Occidental Petroleum
3.00% 2/15/27	1,240,000	1,105,925
3.50% 8/15/29	1,165,000	1,068,037
6.125% 1/1/31	2,155,000	2,311,669
6.625% 9/1/30	1,555,000	1,690,674
PDC Energy
5.75% 5/15/26	2,623,000	2,713,166
6.125% 9/15/24	823,000	847,266

Precision Drilling 144A 7.125% 1/15/26 #	445,000	388,734
Southwestern Energy
7.50% 4/1/26	600,000	630,300
7.75% 10/1/27	2,030,000	2,195,597
Targa Resources Partners
5.375% 2/1/27	1,415,000	1,489,549
6.50% 7/15/27	2,465,000	2,680,687

Western Midstream Operating 4.75% 8/15/28	2,215,000	2,309,138
		45,924,738
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financial Services — 4.48%
AerCap Holdings 5.875% 10/10/79 μ	1,405,000	$1,444,909
AerCap Ireland Capital DAC 6.50% 7/15/25	2,080,000	2,488,024
Ally Financial 8.00% 11/1/31	2,135,000	3,138,490
Credit Suisse Group
144A 4.50% #, μ, ψ	2,075,000	2,090,355
144A 7.50% #, μ, ψ	1,525,000	1,701,593
DAE Funding
144A 4.50% 8/1/22 #	570,000	578,094
144A 5.75% 11/15/23 #	3,782,000	3,890,732

DAE Sukuk DIFC 144A 3.75% 2/15/26 #	1,690,000	1,740,700
United Shore Financial Services 144A 5.50% 11/15/25 #	1,930,000	2,038,563
		19,111,460
Healthcare — 7.12%
Bausch Health 144A 6.25% 2/15/29 #	3,095,000	3,366,401
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	2,135,000	2,233,744
CHS
144A 5.625% 3/15/27 #	2,055,000	2,212,207
144A 8.00% 3/15/26 #	1,060,000	1,143,210

Encompass Health 4.75% 2/1/30	1,475,000	1,582,586
Hadrian Merger Sub 144A 8.50% 5/1/26 #	2,326,000	2,409,876
HCA 5.375% 2/1/25	1,305,000	1,469,450
Jaguar Holding II
144A 4.625% 6/15/25 #	1,075,000	1,135,458
144A 5.00% 6/15/28 #	1,960,000	2,094,750
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	975,000	1,030,453
144A 7.375% 6/1/25 #	2,190,000	2,336,456

Surgery Center Holdings 144A 10.00% 4/15/27 #	1,065,000	1,178,822
Tenet Healthcare
144A 6.125% 10/1/28 #	2,180,000	2,279,255
6.75% 6/15/23	1,170,000	1,259,856
6.875% 11/15/31	2,015,000	2,132,998

Verscend Escrow 144A 9.75% 8/15/26 #	2,345,000	2,545,791
		30,411,313

NQ-QIV [12/20] 2/21 (1511477)    3

Schedule of investments
Delaware Fund for Income (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance — 2.34%
AssuredPartners 144A 5.625% 1/15/29 #	790,000	$825,550
GTCR AP Finance 144A 8.00% 5/15/27 #	702,000	764,092
HUB International 144A 7.00% 5/1/26 #	4,239,000	4,437,364
USI 144A 6.875% 5/1/25 #	3,854,000	3,962,355
		9,989,361
Media — 6.65%
CCO Holdings
144A 4.50% 8/15/30 #	4,750,000	5,046,899
144A 4.50% 5/1/32 #	520,000	555,864
144A 5.375% 6/1/29 #	1,650,000	1,810,693

Clear Channel Worldwide Holdings 9.25% 2/15/24	2,089,000	2,120,554
CSC Holdings 144A 4.625% 12/1/30 #	5,055,000	5,283,157
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	2,227,000	2,280,749
Gray Television 144A 7.00% 5/15/27 #	2,435,000	2,669,369
Netflix 144A 4.875% 6/15/30 #	1,155,000	1,330,416
Nexstar Broadcasting
144A 4.75% 11/1/28 #	1,540,000	1,614,113
144A 5.625% 7/15/27 #	1,615,000	1,732,596

Scripps Escrow II 144A 5.375% 1/15/31 #	785,000	826,982
Terrier Media Buyer 144A 8.875% 12/15/27 #	2,850,000	3,147,469
		28,418,861
Real Estate — 2.35%
Global Net Lease 144A 3.75% 12/15/27 #	2,465,000	2,546,092
HAT Holdings I 144A 3.75% 9/15/30 #	1,625,000	1,694,063
Iron Mountain
144A 5.25% 3/15/28 #	2,050,000	2,167,188
144A 5.25% 7/15/30 #	1,360,000	1,470,500

MGM Growth Properties Operating Partnership 144A 3.875% 2/15/29 #	2,115,000	2,166,553
		10,044,396
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services — 4.50%
Covanta Holding 5.00% 9/1/30	3,330,000	$3,567,054
Gartner 144A 4.50% 7/1/28 #	1,740,000	1,837,875
H&E Equipment Services 144A 3.875% 12/15/28 #	1,220,000	1,230,712
Prime Security Services Borrower
144A 5.75% 4/15/26 #	2,360,000	2,587,150
144A 6.25% 1/15/28 #	2,950,000	3,171,250
Sabre GLBL
144A 7.375% 9/1/25 #	1,545,000	1,678,642
144A 9.25% 4/15/25 #	1,310,000	1,560,538

Tms International Holding 144A 7.25% 8/15/25 #	1,440,000	1,468,800
United Rentals North America 5.25% 1/15/30	1,885,000	2,095,884
		19,197,905
Technology & Electronics — 4.49%
Austin BidCo 144A 7.125% 12/15/28 #	790,000	826,044
Banff Merger Sub 144A 9.75% 9/1/26 #	2,422,000	2,618,715
BY Crown Parent 144A 4.25% 1/31/26 #	1,835,000	1,883,169
Camelot Finance 144A 4.50% 11/1/26 #	2,105,000	2,201,040
CommScope Technologies 144A 5.00% 3/15/27 #	1,930,000	1,914,319
Microchip Technology 144A 4.25% 9/1/25 #	3,085,000	3,264,549
Open Text Holdings 144A 4.125% 2/15/30 #	2,962,000	3,156,426
SS&C Technologies 144A 5.50% 9/30/27 #	3,100,000	3,314,737
		19,178,999
Transportation — 3.44%
Delta Air Lines
144A 7.00% 5/1/25 #	2,055,000	2,373,970
7.375% 1/15/26	3,095,000	3,537,681

Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,385,000	1,491,472
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	970,000	1,091,250
Stena International 144A 6.125% 2/1/25 #	770,000	762,300
United Airlines Holdings 4.875% 1/15/25	2,880,000	2,839,464

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(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)

VistaJet Malta Finance 144A 10.50% 6/1/24 #	2,540,000	$2,609,850
		14,705,987
Utilities — 2.71%
Calpine
144A 4.625% 2/1/29 #	390,000	401,614
144A 5.00% 2/1/31 #	2,240,000	2,344,160

PG&E 5.25% 7/1/30	4,240,000	4,669,300
Vistra Operations
144A 5.00% 7/31/27 #	1,175,000	1,246,675
144A 5.50% 9/1/26 #	225,000	234,776
144A 5.625% 2/15/27 #	2,525,000	2,689,378
		11,585,903
Total Corporate Bonds (cost $361,033,953)		380,975,494

Loan Agreements — 7.32%
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	3,139,000	3,164,504
Apro 5.00% (LIBOR03M + 4.00%) 11/14/26 •	989,106	991,579
Blue Ribbon 1st Lien 5.00% (LIBOR02M + 4.00%) 11/15/21 •	524,000	497,364
Boxer Parent 4.397% (LIBOR01M + 4.25%) 10/2/25 •	632,877	631,611
BW Gas & Convenience Holdings 6.40% (LIBOR01M + 6.25%) 11/18/24 •	1,794,906	1,805,002
BWay Holding 3.48% (LIBOR03M + 3.25%) 4/3/24 •	3,443,829	3,340,514
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	1,278,575	1,324,604
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	1,616,600	1,689,347
Frontier Communications 5.75% (LIBOR01M + 4.75%) 10/8/21 •	865,000	873,650
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	2,191,000	2,182,236
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	2,189,000	2,197,209
	Principal amount°	Value (US $)

Loan Agreements (continued)
Informatica 2nd Lien 7.125% 2/25/25 •	2,398,000	$2,448,957
Solenis International 2nd Lien 8.733% (LIBOR03M + 8.50%) 6/26/26 •	3,116,001	3,067,962
Surgery Center Holdings 4.25% (LIBOR01M + 3.25%) 9/2/24 •	2,189,269	2,157,799
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	2,998,998	3,092,717
Vantage Specialty Chemicals 2nd Lien TBD 10/27/25 X	75,566	65,601
Verscend Holding Tranche B 4.647% (LIBOR01M + 4.50%) 8/27/25 •	1,737,770	1,740,376
Total Loan Agreements (cost $30,699,396)		31,271,032
	Number of shares
Short-Term Investments — 2.53%
Money Market Mutual Funds — 2.53%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	2,703,536	2,703,536
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,703,537	2,703,537
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	2,703,537	2,703,537
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	2,703,537	2,703,537
Total Short-Term Investments (cost $10,814,147)		10,814,147

Total Value of Securities—99.19% (cost $403,106,518)		423,625,081

NQ-QIV [12/20] 2/21 (1511477)    5

Schedule of investments
Delaware Fund for Income (Unaudited)
Value (US $)

Receivables and Other Assets Net of Liabilities—0.81%	3,451,484
Net Assets Applicable to 170,241,336 Shares Outstanding—100.00%	$427,076,565
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $255,897,194, which represents 59.92% of the Fund's net assets.
>	PIK. 100% of the income received was in the form of cash.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after December 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar

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